Goodwill (Details) - Schedule of Goodwill by Reportable Segment - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill by reportable segment	$ 19,891	$ 19,891	$ 19,891
Professional Staffing [Member]
Goodwill [Line Items]
Goodwill by reportable segment		14,031	14,031
Commercial Staffing [Member]
Goodwill [Line Items]
Goodwill by reportable segment		$ 5,860	$ 5,860